               THE CROWLEY PORTFOLIO GROUP, INC.


                      FINANCIAL STATEMENTS
                         AND REPORT OF
            INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                       NOVEMBER 30, 2001

          REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 2001, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Philadelphia, Pennsylvania
December 14, 2001






THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2001
--------------------------------------------------------------------------------

                                                                                             Market
                                                                             Percent of      Value
 Par Value                                                                   Net Assets    (Note 1-A)
----------                                                                -------------    ----------
                               CORPORATE BONDS & NOTES
                              -------------------------
                  Auto & Truck
                     Ford Holdings
$     500,000            7.350%, 11/07/11                                         4.44%    $  498,750
                                                                               --------    ----------
                  Automotive Supply
                     Goodyear Tire & Rubber
      100,000            7.875%, 08/15/11                                          .94        105,620
      100,000            8.500%, 03/15/07                                          .87         98,000
                     Meritor Automotive
      250,000            6.800%, 02/15/09                                         2.08        234,050
                                                                               --------    ----------
                                                                                  3.89        437,670
                                                                               --------    ----------
                  Banking
                     BankAmerica
       60,000            7.750%, 07/15/02                                          .55         61,950
       30,000            7.875%, 12/01/02                                          .27         30,900
                     Banque Paribas New York
       95,000            6.875%, 03/01/09                                          .89         99,845
                                                                               --------    ----------
                                                                                  1.71        192,695
                                                                               --------    ----------
                  Chemical (Basic) DuPont E.I.
      400,000            8.250%, 1/15/22                                          3.84        431,400
                     Millennium America, Inc.
      100,000            7.000%, 11/15/06                                          .84         94,450
                                                                               --------    ----------
                                                                                  4.68        525,850
                                                                               --------    ----------
                  Computers & Periphals
                     Unisys Corp.
      100,000            7.875%, 04/01/08                                          .89         99,950
                                                                               --------    ----------
                  Diversified Company
                     American Standard, Inc.
      124,000            9.250%, 12/01/16                                         1.13        127,100
      100,000            7.375%, 02/10/08                                          .93        104,250
                                                                               --------    ----------
                                                                                  2.06        231,350
                                                                               --------    ----------







-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2001
-----------------------------------------------------------------------------------------------------------

                                                                                               Market
                                                                             Percent of         Value
 Par Value                                                                   Net Assets      (Note 1-A)
-----------                                                                 -----------      ----------
                               CORPORATE BONDS & NOTES
                              -------------------------
                  Electric Utility
                     Appalachian Power Company
$     510,000            8.500%, 12/01/22                                         4.81%    $   540,600
                     Duquesne Lighting Company
      250,000            7.625%, 04/15/23                                         2.31         260,000
                     Houston Lighting & Power
      217,000            7.750%, 03/15/23                                         1.97         221,883
                     Wisconsin Electric Power
      245,000            1st Mortgage, 7.750%, 01/15/23                           2.29         257,250
                                                                               --------    -----------
                                                                                 11.38       1,279,733
                                                                               --------    -----------




                  Energy
                     Fluor Corp.
      175,000            6.950%, 03/01/07                                         1.61         180,425
                     Sempra Energy
      100,000            7.950%, 03/01/10                                          .95         107,200
                                                                               --------     ----------
                                                                                  2.56         287,625
                                                                               --------     ----------
                  Financial Services
                     Green Tree Financial
      100,000            6.500%, 09/26/02                                          .85          96,000
                     Leucadia Capital Trust I
      100,000            8.650%, 01/15/27                                          .77          86,200
                     Leucadia National Corp.
      250,000            7.750%, 08/15/13                                         2.24         251,750
                     Trenwick Capital Trust
      200,000            8.820%, 02/01/37                                         1.71         192,200
                                                                               --------     ----------
                                                                                  5.57         626,150
                                                                               --------     ----------
                  Food Processing
                     Quaker Oats Co.
      100,000            9.000%, 12/17/01                                          .89         100,000
                                                                               --------     ----------
                  Grocery Store
                     Great Atlantic & Pacific Tea
      375,000            7.750%, 04/15/07                                         3.29         370,125
                                                                               --------     ----------
                  Hotel/Gaming Industry
                     HMH Properties, Inc., Series B
      250,000            7.875%, 08/01/08                                         2.08         233,500
                     ITT Corp.
      200,000            6.750%, 11/15/05                                         1.76         198,000
                                                                               --------     ----------
                                                                                  3.84         431,500
                                                                               --------     ----------


-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2001
-----------------------------------------------------------------------------------------------------

                                                                                             Market
                                                                             Percent of       Value
 Par Value                                                                   Net Assets    (Note 1-A)
----------                                                                  -----------    ----------
                               CORPORATE BONDS & NOTES
                              ------------------------
                  Insurance (Diversified)
                     Aetna Services, Inc.
$     185,000            7.625%, 08/15/26                                         1.81%    $  203,500
                                                                               --------    ----------
                  Life/Health Insurance
                     Amerus Capital I Bond
      155,000            8.850%, 02/01/27                                         1.30        145,886
                                                                               --------    ----------
                  Office Equipment & Supplies
                     Ikon Office Solutions, Inc.
       87,000            6.750%, 12/01/25                                          .73         81,780
                                                                               --------    ----------
                  Paper and Forest Products
                     Pope & Talbot
      100,000            8.375%, 06/01/13                                          .86         96,800
                                                                               --------    ----------
                  Pharmaceutical Distribution
      200,000        McKesson Corp.
                         6.400%, 03/01/08                                         1.71        192,500
                                                                               --------    ----------
                  Photography Equipment & Supplies
      100,000        Eastman Kodak
                         6.375%, 06/15/06                                          .88         99,150
                                                                               --------    ----------
                  Retail Building Supply Industry
                     Loews Corp.
      300,000            7.625%, 06/01/23                                         2.78        312,900
                                                                               --------    ----------
                  Retail Store Industry
                     GAP, Inc.
      250,000            6.900%, 09/15/07                                         2.17        243,750
                     J.C. Penney, Inc.
      100,000            6.125%, 11/15/03                                          .89         99,750
      150,000            7.350%, 06/15/04                                         1.34        150,450
                     K Mart Corp., Medium Term Notes
      200,000            8.850%, 12/15/11                                         1.67        188,000
                     K Mart Corp.
      100,000            Pass Thru Sec K-1 8.990%, 07/05/10                        .84         94,150
                     Limited, Inc.
       25,000            7.500%, 03/15/23                                          .21         23,858
                     Supervalue
      200,000            7.875%, 08/01/09                                         1.83        205,700
                     Tommy Hilfiger U.S.A., Inc.
      200,000            6.500%, 06/01/03                                         1.77        199,300
                     Tricon Global Restaurants
      100,000            7.650%, 05/15/08                                          .91        102,850
                                                                               --------    ----------
                                                                                 11.63      1,307,808
                                                                               --------    ----------

-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2001
-----------------------------------------------------------------------------------------------------------

                                                                                               Market
                                                                             Percent of         Value
 Par Value                                                                   Net Assets      (Note 1-A)
----------                                                                  -----------      ---------
                               CORPORATE BONDS & NOTES
                  Savings & Loan Industry
                     Great Western Financial
$     200,000            8.206%, 02/01/27                                          1.87%    $  209,800
                                                                               --------     ----------
                  Securities Brokerage Industry
                     Bear Stearns Companies
      200,000            7.000%, 04/02/18                                          1.78        199,800
                     Morgan Stanley Group
       30,000            8.100%, 06/24/02                                           .28         31,230
                                                                               --------     ----------
                                                                                   2.06        231,030
                                                                               --------     ----------
                  Telecommunications Service Industry
                     AT&T Corp.
      150,000            8.125%, 07/15/24                                          1.39        156,150
                     GTE North, Inc.
      150,000            7.625%, 05/15/26                                          1.37        153,464
                     Lucent Technologies
      300,000            5.500%, 11/15/08                                          2.05        231,300
                     Media One Group
      250,000            6.750%, 10/01/05                                          2.30        258,000
                     Motorola, Inc.
       70,000            6.750%, 02/10/06                                           .63         71,400
                     Worldcom, Inc.
      100,000            8.000%, 05/15/26                                           .96        108,000
                                                                               --------     ----------
                                                                                   8.70        978,314
                                                                               --------     ----------
                  Trucking/Transportation Leasing
                     Interpool, Inc.
      100,000            7.200%, 08/01/07                                           .74         83,150
                                                                               --------     ----------
                     Total Corporate Bonds & Notes (Cost $8,998,825)              80.27      9,024,016
                                                                               --------     ----------















----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



THE CROWLEY INCOME PORTFOLIO

November 30, 2001
--------------------------------------------------------------------------------

                                                                                              Market
  Number                                                                     Percent  of      Value
 of Shares                                                                   Net Assets    (Note 1-A)
----------                                                                  ------------   -----------
                               PREFERRED STOCKS
                             -------------------
     4,000        AT&T Capital, 8.25%                                              .93%    $   104,080
     3,800        Nexon, Inc. Canadian, 9.75%                                      .87          97,470
     4,000        Conseco, 8.70%                                                   .34          38,000
     4,000        Georgia Power, Series 7.75%                                      .90         101,160
     8,000        Hartford Capital, Series A, 7.70%                               1.77         199,360
    10,000        Hercules Trust I, 9.42%                                         1.73         195,000
     4,000        Nova Chemical, Ltd., 9.50%                                       .88          98,400
    10,000        Pacificorp Capital, 8.25%                                       2.20         247,000
     4,000        Telephone & Data, 6.00%                                          .89         100,000
     6,000        Transcanada Pipe Line Ltd., 8.25%                               1.37         154,980
                                                                               -------     -----------
                     Total Preferred Stocks (Cost $1,447,156)                    11.88       1,335,450
                                                                               -------     -----------
                     Total Investments (Cost $10,445,981) (a)                    92.15      10,359,466
                     Other Assets Less Liabilities                                7.85         882,102
                                                                               -------     -----------
                     Net Assets                                                 100.00%    $11,241,568
                                                                               =======     ===========

 (a)   Aggregate cost for federal income tax purposes is $10,445,981.

       At November 30, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
          Unrealized appreciation                                          $   170,705
          Unrealized depreciation                                             (257,220)
                                                                          ------------
          Net unrealized depreciation                                      $   (86,515)
                                                                          ============

















----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2001
----------------------------------------------------------------------------------------------------------------

                                                                                              Market
  Number                                                                      Percent of      Value
 of Shares                                                                    Net Assets    (Note 1-A)
----------                                                                  ------------    ----------
                              GENERAL EQUITY FUNDS
                  Aggressive Growth
     7,939           American Century Ultra                                        3.91%    $  214,899
     6,790           Strong Opportunity                                            4.80        263,594
                                                                             ----------      ---------
                                                                                   8.71        478,493
                                                                             ----------      ---------
                  Balanced
     9,616           Columbia Balanced                                             3.62        199,048
     3,289           Dodge & Cox Balanced                                          3.97        217,935
    13,243           Janus Balanced                                                4.74        260,749
                                                                             ----------      ---------
                                                                                  12.33        677,732
                                                                             ----------      ---------
                  Growth
     5,172           Columbia Growth                                               2.96        162,568
    10,403           Credit Suisse Capital Appreciation                            3.36        184,660
     8,105           Dreyfus Disciplined                                           4.66        256,279
     6,405           Harbor Capital Appreciation                                   3.39        186,371
    28,711           Invesco Endeavor                                              4.97        273,045
     8,045           Janus Mercury                                                 2.99        164,447
     2,613           Nicholas                                                      2.51        137,687
     6,178           Strong Growth                                                 1.97        108,432
    10,709           T. Rowe Price Blue Chip                                       5.57        305,964
     7,510           T. Rowe Price Mid Cap                                         5.12        281,385
     7,928           Vanguard U.S. Growth                                          2.72        149,527
     2,679           White Oak Growth                                              1.94        106,533
                                                                             ----------      ---------
                                                                                  42.16      2,316,898
                                                                             ----------      ---------
                  Growth/Income
     7,807           American Century Growth & Income                              3.82        209,686
     3,495           Dodge & Cox Stock                                             6.36        349,647
     6,453           Vanguard Growth & Income                                      3.30        181,122
                                                                             ----------      ---------
                                                                                  13.48        740,455
                                                                             ----------      ---------
                  Technology
     1,868           Vanguard Healthcare                                           4.17        228,869
                                                                             ----------      ---------
                  Foreign Equity
    18,527           American Century International Equity                         2.65        145,621
     5,410           Managers International Equity                                 3.72        204,563
     6,304           Scudder Greater Europe                                        2.59        142,038
                                                                             ----------      ---------
                                                                                   8.96        492,222
                                                                             ----------      ---------




----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2001
----------------------------------------------------------------------------------------------------------------

                                                                                             Market
  Number                                                                      Percent of     Value
 of Shares                                                                    Net Assets   (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Global Equity
    11,307           Founders Worldwide Growth                                     2.39%    $  131,391
     9,502           Gabelli Global Telecommunications                             2.38        130,743
     4,582           Janus Worldwide                                               3.57        195,942
                                                                             ----------    -----------
                                                                                   8.34        458,076
                                                                             ----------    -----------

                  Total Investments (Cost $6,605,637) (a)                         98.15      5,392,745
                  Other Assets Less Liabilities                                    1.85        101,787
                                                                             ----------    -----------
                  Net Assets                                                     100.00%    $5,494,532
                                                                             ==========    ===========

                 (a) Aggregate cost for federal income tax purposes is $6,605,637.

                 At November 30, 2001 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Unrealized appreciation                                        $       42,940
                    Unrealized depreciation                                            (1,255,832)
                                                                                   ---------------
                       Net unrealized depreciation                                 $   (1,212,892)
                                                                                   ===============

























----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001
--------------------------------------------------------------------------------

                                                                                   Diversified
                                                                    Income         Management
                                                                 Portfolio          Portfolio
                                                                ----------        ------------
ASSETS
    Investments at market value
       (Identified cost $10,445,981 and $6,605,637,
       respectively) (Note 1)                                 $  10,359,466      $    5,392,745
    Cash                                                            788,918             104,891
    Dividends and interest receivable                               201,513                   -
                                                              -------------     ---------------
       Total assets                                              11,349,897           5,497,636
                                                              -------------     ---------------

LIABILITIES
    Accrued expenses                                                  8,329               3,104
    Payable for securities purchased                                100,000                   -
                                                              -------------     ---------------
       Total liabilities                                            108,329               3,104
                                                              -------------     ---------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,052,705 and 538,534 shares issued
    and outstanding, respectively)                            $  11,241,568      $    5,494,532
                                                              =============     ===============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,241,568  /  1,052,705 shares)                               $10.68
                                                                     ======
      ($5,494,532  /     538,534 shares)                                                 $10.20
                                                                                         ======

NET ASSETS
    At November 30, 2001, net assets consisted of:
       Paid-in capital                                        $  11,043,449      $    6,782,845
       Undistributed net investment income                          615,403                 -
       Accumulated net realized loss on investments                (330,769)            (75,421)
       Net unrealized depreciation                                  (86,515)         (1,212,892)
                                                              -------------     ---------------
                                                              $  11,241,568      $    5,494,532
                                                              =============     ===============












----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.







THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 2001
----------------------------------------------------------------------------------------------------------------

                                                                                            Diversified
                                                                              Income          Management
                                                                             Portfolio        Portfolio
                                                                           -----------      ------------
INVESTMENT INCOME
    Interest income                                                       $    700,943       $       802
    Dividends                                                                  134,952           165,408
                                                                          ------------      ------------
       Total income                                                            835,895           166,210
                                                                          ------------      ------------

EXPENSES
    Investment advisory fees (Note 2)                                           66,269            59,196
    Transfer agent fees (Note 2)                                                44,177            23,277
    Professional fees                                                           27,005            15,242
    Custody fees                                                                 6,117             1,200
    Directors' fees                                                              4,000             4,000
    Miscellaneous                                                                5,858             4,860
                                                                          ------------      ------------
       Total expenses                                                          153,426           107,775
                                                                          ------------      ------------
          Net investment income                                                682,469            58,435
                                                                          ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                               (12,666)         (552,910)
    Capital gain distributions from regulated investment companies                   -           478,386
    Change in unrealized appreciation (depreciation) of investments            382,740        (1,193,534)
                                                                          ------------      ------------
       Net gain (loss) on investments                                          370,074        (1,268,058)
                                                                          ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                             $  1,052,543      $ (1,209,623)
                                                                          ============      ============


















----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2001 and 2000
--------------------------------------------------------------------------------

                                                                              2001                2000
                                                                             -----               ------
INCREASE IN NET ASSETS FROM
    Operations
       Net investment income                                               $ 682,469          $  733,664
       Net realized loss on investments                                      (12,666)            (24,748)
       Increase (decrease) in unrealized appreciation of investments         382,740            (148,634)
                                                                          ----------         -----------
       Net increase in net assets resulting from operations                1,052,543             560,282

    Distributions to shareholders
       Net investment income
          ($.69 and $.70 per share, respectively)                           (711,856)           (744,289)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                 176,567            (404,751)
                                                                          -----------        -----------
          Total increase (decrease) in net assets                            517,254            (588,758)

NET ASSETS
    Beginning of year                                                     10,724,314          11,313,072
                                                                          ----------         -----------
    End of year
       (Including undistributed net investment income of
        $615,403 and $644,790, respectively)                            $ 11,241,568        $ 10,724,314
                                                                          ==========         ===========

(a)      Summary of capital share activity follows:

                                                      Year Ended                       Year Ended
                                                    November 30, 2001              November 30, 2000
                                                    Shares        Value            Shares         Value
                                                   -------       ------           -------       --------
Shares sold                                          5,442    $  57,132            10,797     $  105,424
Shares issued in reinvestment of distributions      71,729      708,684            75,697        741,071
                                                   -------      -------           -------       --------
                                                    77,171      765,816            86,494        846,495
Shares redeemed                                    (57,374)    (589,249)         (124,906)    (1,251,246)
                                                   -------      -------           -------       --------
    Net increase (decrease)                         19,797    $ 176,567           (38,412)    $ (404,751)
                                                   =======      =======           =======        =======









----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2001 and 2000
----------------------------------------------------------------------------------------------------------------

                                                                               2001               2000
                                                                              -----             -------
DECREASE IN NET ASSETS FROM
    Operations
       Net investment income                                           $      58,435       $      28,956
       Net realized loss on investments                                     (552,910)            (33,708)
       Capital gain distributions from regulated investment companies        478,386             328,473
       Decrease in unrealized appreciation of investments                 (1,193,534)           (753,306)
                                                                        ------------       -------------
       Net decrease in net assets resulting from operations               (1,209,623)           (429,585)

    Distributions to shareholders
       Net investment income
          ($.15 and $.16 per share, respectively)                            (74,754)            (78,738)
       From net realized gains on investments
          ($.59 and $.18 per share, respectively)                           (294,030)            (88,580)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions      500,135              60,420
          Total decrease in net assets                                    (1,078,272)           (536,483)

NET ASSETS
    Beginning of year                                                      6,572,804           7,109,287
                                                                        ------------        ------------
    End of year                                                         $  5,494,532       $   6,572,804
                                                                        ============        ============

(a)      Summary of capital share activity follows:

                                                              Year Ended                          Year Ended
                                                               November 30, 2001           November 30, 2000
                                                               Shares      Value          Shares        Value
                                                              -------     -------        -------      -------

Shares sold                                                    23,604   $ 261,272         16,420    $ 248,873
Shares issued in reinvestment of distributions                 28,879     368,784         11,088      167,318
                                                              -------     -------        -------      -------
                                                               52,483     630,056         27,508      416,191
Shares redeemed                                               (11,606)   (129,921)       (23,656)    (355,771)
                                                              -------     -------        -------      -------
    Net increase                                               40,877   $ 500,135          3,852    $  60,420
                                                              =======     =======        =======      =======









----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                                Year  Ended   November 30,
                                                                  2001     2000        1999        1998      1997
                                                                  ----     ----        ----        ----      ----
NET ASSET VALUE
    Beginning of year                                           $10.38     $10.56     $11.05     $11.00     $10.90
                                                                ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                          .65        .71        .69        .59        .69
    Net gains (losses) on securities
      (both realized and unrealized)                               .34       (.19)      (.59)       .14        .06
                                                                ------     ------     ------     ------     ------
      Total from investment operations                             .99        .52        .10        .73        .75

LESS DISTRIBUTIONS
    Dividends (from net investment income)                        (.69)      (.70)      (.59)      (.68)      (.65)
    Distributions (from realized capital gains)                     -          -          -          -          -
                                                                ------     ------     ------     ------     ------
      Total distributions                                         (.69)      (.70)      (.59)      (.68)      (.65)
                                                                ------     ------     ------     ------     ------
NET ASSET VALUE
    End of year                                                 $10.68     $10.38     $10.56     $11.05     $11.00
                                                                ======     ======     ======     ======     ======

TOTAL RETURN                                                     10.08%      5.32%       .92%      7.03%      7.34%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                       $11,242    $10,724    $11,313    $11,980     $9,373

    Ratio of expenses to average net assets                       1.39%      1.37%      1.36%      1.35%      1.39%

    Ratio of net investment income to average net assets          6.20%      6.79%      6.17%      5.70%      6.22%

    Portfolio turnover rate                                      30.12%      1.38%     27.13%     44.77%     22.81%




















----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
----------------------------------------------------------------------------------------------------------------

                                                                               Year  Ended   November 30,
                                                                 2001       2000       1999       1998       1997
                                                                 ----       ----       ----       ----       ----
NET ASSET VALUE
    Beginning of year                                           $13.21     $14.40     $13.11     $12.87     $12.15
                                                                ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                          .12        .06        .08        .16        .17
    Net gains (losses) on securities
      (both realized and unrealized)                             (2.39)      (.91)      1.79        .48       1.17
                                                                ------     ------     ------     ------     ------
      Total from investment operations                           (2.27)      (.85)      1.87        .64       1.34
                                                                ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
    Dividends (from net investment income)                        (.15)      (.16)      (.13)      (.08)      (.18)
    Distributions (from realized capital gains)                   (.59)      (.18)      (.45)      (.32)      (.44)
                                                                ------     ------     ------     ------     ------
    Total distributions                                           (.74)      (.34)      (.58)      (.40)      (.62)
                                                                ------     ------     ------     ------     ------
NET ASSET VALUE
    End of year                                                 $10.20     $13.21     $14.40     $13.11     $12.87
                                                                ======     ======     ======     ======     ======

TOTAL RETURN                                                    (18.31)%    (6.20)%    14.74%      5.10%     11.64%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                       $5,495     $6,573     $7,109     $6,245     $2,240

    Ratio of expenses to average net assets                      1.81%      1.86%      1.82%      1.88%      1.87%

    Ratio of net investment income to average net assets          .98%       .39%       .57%      1.11%      1.08%

    Portfolio turnover rate                                      6.81%     15.36%     23.81%      4.51%         -





















----------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 2001
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

     SECURITY VALUATION Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

     FEDERAL INCOME TAXES The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2001, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $331,100, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004, $47,000 in 2005, $52,800 in 2006, $24,700 in
     2008 and $13,000 in 2009.

     For the year ended November 30, 2001, The Crowley Diversified Management Portfolio reclassified accumulated deficit in net investment income of $16,319 against paid in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement income and income tax reporting requirements, has no effect on the portfolio's net assets or net asset value per share.









--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 2001
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     USE OF ESTIMATES IN FINANCIAL STATEMENTS In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 2001, TCFG earned fees of $44,177 and $23,277 from the Income Portfolio and Diversified Management Portfolio, respectively.

      Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


--------------------------------------------------------------------------------



THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

November 30, 2001
--------------------------------------------------------------------------------

(3)   PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $3,117,790 and $3,369,322, respectively, in the Income Portfolio and $399,085 and $399,825, respectively, in the Diversified Management Portfolio.











































--------------------------------------------------------------------------------

                           THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                               ANNUAL REPORT DATED
                                NOVEMBER 30, 2001

Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley
Diversified   Management  Portfolio  and  The  Crowley  Income  Portfolio.   The
Portfolios had combined assets of approximately 16.7 million dollars as of November 30, 2001. There are currently 325 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $10.20 per share as of November 30, 2001 and had a total return of -18.31% for the period November 30, 2000 through November 30, 2001. The Crowley Diversified Management Portfolio had approximately $5.5 million dollars in net assets as of November 30, 2001. As of November 30, 2001, approximately 98.15% of The Crowley Diversified Management Portfolio was invested in a portfolio of 27 mutual funds diversified over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (42.16%), followed by Growth/Income (13.48%), Balanced (12.33%), Foreign Equity (8.96%), Aggressive Growth (8.71%), Global Equity (8.34%), and Health Care
(4.17%). Management currently intends to invest the Portfolio's assets with a greater allocation to equities, while continuing to use mutual funds as the Portfolio's primary investment vehicle. The last two years have been difficult years for the equity markets and management believes the upcoming year should produce a more favorable environment for the equity markets.

The Crowley Income Portfolio had a net asset value of $10.68 per share as of November 30, 2001 and had a total return of 10.08% for the period November 30, 2000 through November 30, 2001. As of November 30, 2001 The Crowley Income Portfolio had investments in 62 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 80.27% of the overall portfolio. The remaining assets were invested in preferred stocks (11.88%), and the balance in cash and cash equivalents (7.85%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Since the Portfolio's inception, no portfolio investment has ever failed to make a coupon or interest payment or failed to be redeemed upon maturity. Management believes that interest rates should remain at current levels for most of the upcoming year. If management is correct, total returns should remain positive, but at lower levels than the current fiscal years returns. Current income as reflected in the December 31, 2000 year-end distribution, was 0.69 cents per share.

The enclosed report has been audited and contains a list of the Portfolio's investments as of November 30, 2001.

Sincerely,

Robert A. Crowley, CFA
President

January 23, 2002

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 2001, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





Philadelphia, Pennsylvania
December 14, 2001